SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2018
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data
Financial income, net:

	Year ended December 31,
	2018	2017	2016
Financial income, net:

Interest on bank deposits and other	$5,279	$3,528	$2,947
Amortization of premiums, accretion of discounts and interest on available-for-sale marketable securities, net	2,304	2,008	1,813
Gain from sale of available-for-sale marketable securities	-	18	1,771
Bank charges	(113)	(89)	(116)
Foreign currency translation differences, net	(196)	(635)	(674)

	$7,274	$4,830	$5,741